Insurance Risk (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Summary of amount of the reinsurance contracts held
vii)	Credit risk arising from insurance contracts
The amounts of the reinsurance contracts held, which are an asset according to risk level, as of December 31, 2024 and 2025 are as follows:

	2024			2025
	Reinsurance residual coverage assets		Reinsurance incident assets	Reinsurance residual coverage assets	Reinsurance incident assets
AA+ ~ AA-	~~W~~	—	146	335,136	20,462

Summary of interest rate risk and interest rate changes on profit and loss
The impacts of exposure to interest rate risk and interest rate changes on profit or loss and equity as of December 31, 2024 and 2025 are as follows:

viii-1)	Interest rate risk exposure

	2024		2025
Exposure to financial instruments measured at fair value (*1)	~~W~~	48,843,348	47,717,387
Exposure to insurance contracts (*2)
Participating		4,979,280	4,738,480
Non-participating		29,628,025	28,289,432
Variable		4,773,118	5,528,259
Others		439,613	172,430

		39,820,036	38,728,601

Net exposure (financial instruments—insurance contracts)	~~W~~	9,023,312	8,988,786

(*1)
It is the total amount of financial assets measured at fair value through profit or loss, financial assets measured at fair value through other comprehensive income, and derivative assets (liabilities).

(*2)	It is the total amount excluding the contractual service margin from the remaining coverage components of insurance contract liabilities and reinsurance contract assets (liabilities).

Summary of insurance contracts and reinsurance contracts
The maturity analysis of undiscounted remaining contractual cash flows as of December 31, 2024 and 2025 is as follows:
This amount does not include matters relating to remaining coverage liabilities (insurance contracts and reinsurance contracts) measured under the premium allocation approach.

	2024
	Less than 1 year		1 ~ 2 years	2 ~ 3 years	3 ~ 4 years	4 ~ 5 years	5 years or more	Total
Insurance contracts
Participating:
Cash Inflow	~~W~~	43,374	33,437	24,916	19,959	16,437	106,215	244,338
Cash Outflow		(240,206)	(228,226)	(232,215)	(241,157)	(240,783)	(8,645,374)	(9,827,961)

		(196,832)	(194,789)	(207,299)	(221,198)	(224,346)	(8,539,159)	(9,583,623)

Non-participating:
Cash Inflow		5,582,811	4,840,753	4,361,203	3,863,416	3,314,013	47,454,014	69,416,210
Cash Outflow		(5,750,906)	(4,300,951)	(4,353,876)	(4,074,145)	(4,294,566)	(124,429,513)	(147,203,957)

	(168,095)		539,802	7,327	(210,729)	(980,553)	(76,975,499)	(77,787,747)

Variable:
Cash Inflow		482,531	402,250	334,537	279,308	237,124	2,351,146	4,086,896
Cash Outflow		(916,187)	(783,304)	(709,458)	(636,965)	(559,272)	(8,181,229)	(11,786,415)

	(433,656)		(381,054)	(374,921)	(357,657)	(322,148)	(5,830,083)	(7,699,519)

	(798,583)		(36,041)	(574,893)	(789,584)	(1,527,047)	(91,344,741)	(95,070,889)

Reinsurance contracts
Cash Inflow		225,165	216,544	209,995	207,721	207,575	8,223,398	9,290,398
Cash Outflow		(244,930)	(237,756)	(230,883)	(227,262)	(226,934)	(9,123,146)	(10,290,911)

		(19,765)	(21,212)	(20,888)	(19,541)	(19,359)	(899,748)	(1,000,513)

Total (including variable insurance contracts)	~~W~~	(818,348)	(57,253)	(595,781)	(809,125)	(1,546,406)	(92,244,489)	(96,071,402)

Total (excluding variable insurance contracts)	~~W~~	(384,692)	323,801	(220,860)	(451,468)	(1,224,258)	(86,414,406)	(88,371,883)

	2025
	Less than 1 year		1 ~ 2 years	2 ~ 3 years	3 ~ 4 years	4 ~ 5 years	5 years or more	Total
Insurance contracts
Participating:
Cash Inflow	~~W~~	34,397	25,425	20,141	16,443	13,515	63,988	173,909
Cash Outflow		(240,847)	(253,700)	(255,690)	(258,371)	(261,112)	(8,042,439)	(9,312,159)

		(206,450)	(228,275)	(235,549)	(241,928)	(247,597)	(7,978,451)	(9,138,250)

Non-participating:
Cash Inflow		6,331,260	5,662,522	5,010,684	4,358,197	3,771,019	51,088,737	76,222,419
Cash Outflow		(5,068,663)	(4,871,804)	(4,780,238)	(4,705,099)	(4,437,033)	(134,903,633)	(158,766,470)

		1,262,597	790,718	230,446	(346,902)	(666,014)	(83,814,896)	(82,544,051)

Variable:
Cash Inflow		437,302	361,966	297,826	249,995	213,177	2,158,311	3,718,577
Cash Outflow		(948,429)	(855,175)	(765,759)	(669,433)	(604,609)	(8,817,026)	(12,660,431)

		(511,127)	(493,209)	(467,933)	(419,438)	(391,432)	(6,658,715)	(8,941,854)

		545,020	69,234	(473,036)	(1,008,268)	(1,305,043)	(98,452,062)	(100,624,155)

Reinsurance contracts
Cash Inflow		322,122	302,044	286,274	278,232	271,893	9,694,621	11,155,186
Cash Outflow		(347,205)	(334,989)	(321,136)	(312,211)	(305,518)	(9,388,316)	(11,009,375)

		(25,083)	(32,945)	(34,862)	(33,979)	(33,625)	306,305	145,811

Total (including variable insurance contracts)	~~W~~	519,937	36,289	(507,898)	(1,042,247)	(1,338,668)	(98,145,757)	(100,478,344)

Total (excluding variable insurance contracts)	~~W~~	1,031,064	529,498	(39,965)	(622,809)	(947,236)	(91,487,042)	(91,536,490)

Summary of The amount of claims development
The amounts of claims development as of December 31, 2024 and 2025 are as follows:

	2024
Progress year	Year of incident
	2020		2021	2022	2023	2024	Total
Undiscounted estimate of ultimate loss	~~W~~	959,974	1,070,850	1,104,112	1,152,207	1,233,110		5,520,253
Paid claims:
Current year		746,984	833,427	857,650	896,474	957,713		4,292,248
1 year after		166,072	187,415	195,026	202,132	—		750,645
2 years after		23,751	27,433	27,763	—	—		78,947
3 years after		13,248	12,079	—	—	—		25,327
4 years after		4,849	—	—	—	—		4,849

Cumulative paid claims		954,904	1,060,354	1,080,439	1,098,606	957,713		5,152,016
The difference between the estimated ultimate loss and paid claims		5,070	10,496	23,673	53,601	275,397		368,237
Discount effect		—	—	—	—	—		(11,011)
Future loss adjustment expenses		—	—	—	—	—		7,316
Reported but unpaid claims		—	—	—	—	—		1,436,530
Risk adjustment for non-financial risk		—	—	—	—	—		14,041
Reinsurance effect		—	—	—	—	—		(94,435)

Total liabilities for incurred claims		—	—	—	—	—	~~W~~	1,720,678

	2025
Progress year	Year of incident
	2021		2022	2023	2024	2025	Total
Undiscounted estimate of ultimate loss	~~W~~	1,069,793	1,106,219	1,154,705	1,232,242	1,419,726		5,982,685
Paid claims:
Current year		832,601	857,694	896,770	952,706	1,098,335		4,638,106
1 year after		187,431	194,972	201,175	220,039	—		803,617
2 years after		27,435	27,703	30,697	—	—		85,835
3 years after		12,000	15,032	—	—	—		27,032
4 years after		4,859	—	—	—	—		4,859

Cumulative paid claims		1,064,326	1,095,401	1,128,642	1,172,745	1,098,335		5,559,449
The difference between the estimated ultimate loss and paid claims		5,467	10,818	26,063	59,497	321,391		423,236
Discount effect		—	—	—	—	—		(12,313)
Future loss adjustment expenses		—	—	—	—	—		9,205
Reported but unpaid claims		—	—	—	—	—		1,366,616
Risk adjustment for non-financial risk		—	—	—	—	—		15,973
Reinsurance effect		—	—	—	—	—		(119,384)

Total liabilities for incurred claims		—	—	—	—	—	~~W~~	1,683,333

Insurance Contract Participating [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Summary of changes in major assumptions on insurance contract liabilities (assets)
The impacts of changes in key assumptions on insurance contract liabilities (assets) as of December 31, 2024 and 2025 are as follows:
vi
-1)
Participating insurance contracts

		2024
		Base amount and base amount after change			Impact on profit or loss and equity (before tax)
	Sensitivity (*2)	Fulfilment cash flows (*3)		Contractual service margin	Profit or loss (*4)	Other comprehensive income (loss)
Base amount		~~W~~	4,979,280	118,533	—	—
Mortality rate	Increased by 3.27%		4,974,196	114,164	9,453	(1,895)
Disability and illness (fixed compensation)	Increased by 3.40%		4,984,691	113,928	(806)	124
Disability and illness (actual loss compensation)	Increased by 2.62%
Long-term property and other	Increased by 4.19%		4,979,280	118,533	—	—
Lapse rate (increase)	Increased by 9.16%		4,963,981	120,301	13,532	(5,710)
Lapse rate (decrease)	Decreased by 9.16%		4,994,968	116,666	(13,820)	5,949
Operating expense (level)	Increased by 2.62%		4,984,797	115,214	(2,197)	484
Operating expense (inflation)	Increased by 0.26%

		2025
		Base amount and base amount after change			Impact on profit or loss and equity (before tax)
	Sensitivity (*2)	Fulfilment cash flows (*3)		Contractual service margin	Profit or loss (*4)	Other comprehensive income (loss)
Base amount		~~W~~	4,738,480	130,865	—	—
Mortality rate	Increased by 3.27%		4,732,654	127,293	9,398	(1,887)
Disability and illness (fixed compensation)	Increased by 3.40%
Disability and illness (actual loss compensation)	Increased by 2.62%		4,742,230	126,951	165	115
Long-term property and other	Increased by 4.19%		4,738,480	130,865	—	—
Lapse rate (increase)	Increased by 9.16%		4,726,618	130,294	12,433	(6,606)
Lapse rate (decrease)	Decreased by 9.16%		4,750,500	131,545	(12,700)	6,861
Operating expense (level)	Increased by 2.62%
Operating expense (inflation)	Increased by 0.26%		4,743,228	128,161	(2,044)	611

(*1)	This amount is presented before reflecting the effects of reinsurance.
(*2)	The risk adjustment is calculated at the 75% confidence level.
(*3)	The risk adjustment included in the fulfilment cash flows was calculated without shock.
(*4)
The profit or loss for the year consists of (i) an increase in the present value estimate of future cash flows that exceeds the carrying amount of the contractual service margin, resulting in a loss due to changes in assumptions, and (ii) changes in the present value estimate of future cash flows allocated to the loss component, which also result from changes in assumptions.

Insurance Contract Non-Participating [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Summary of changes in major assumptions on insurance contract liabilities (assets)
vi -2)
Non-participating
insurance contracts

		2024
		Base amount and base amount after change			Impact on profit or loss and equity (before tax)
	Sensitivity (*2)	Fulfilment cash flows (*3)		Contractual service margin	Profit or loss (*4)	Other comprehensive income (loss)
Base amount		~~W~~	29,627,853	6,969,672	—	—
Mortality rate	Increased by 3.27%		29,749,337	6,848,600	(411)	(9,443)
Disability and illness (fixed compensation)	Increased by 3.40%		30,300,967	6,324,390	(27,831)	14,386
Disability and illness (actual loss compensation)	Increased by 2.62%
Long-term property and other	Increased by 4.19%		29,627,853	6,969,672	—	—
lapse rate (increase)	Increased by 9.16%		30,338,377	6,275,939	(16,791)	(89,404)
lapse rate (decrease)	Decreased by 9.16%		28,845,362	7,734,641	17,522	98,708
Operating expense (level)	Increased by 2.62%		29,820,711	6,782,260	(5,446)	8,158
Operating expense (inflation)	Increased by 0.26%

		2025
		Base amount and base amount after change			Impact on profit or loss and equity (before tax)
	Sensitivity (*2)	Fulfilment cash flows (*3)		Contractual service margin	Profit or loss (*4)	Other comprehensive income (loss)
Base amount		~~W~~	28,288,556	7,199,651	—	—
Mortality rate	Increased by 3.27%		28,406,579	7,081,232	397	(2,440)
Disability and illness (fixed compensation)	Increased by 3.40%		29,032,742	6,553,779	(98,314)	41,408
Disability and illness (actual loss compensation)	Increased by 2.62%
Long-term property and other	Increased by 4.19%		28,288,556	7,199,651	—	—
lapse rate (increase)	Increased by 9.16%		29,032,371	6,475,155	(19,318)	(78,503)
lapse rate (decrease)	Decreased by 9.16%		27,470,393	8,000,387	17,427	82,187
Operating expense (level)	Increased by 2.62%		28,487,259	7,007,703	(6,755)	15,146
Operating expense (inflation)	Increased by 0.26%

(*1)	This amount is presented before reflecting the effects of reinsurance.
(*2)	The risk adjustment is calculated at the 75% confidence level.
(*3)	The risk adjustment included in the fulfilment cash flows was calculated without shock.
(*4)
The profit or loss for the year consists of (i) an increase in the present value estimate of future cash flows that exceeds the carrying amount of the contractual service margin, resulting in a loss due to changes in assumptions, and (ii) changes in the present value estimate of future cash flows allocated to the loss component, which also result from changes in assumptions.

Insurance Contract Variable [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Summary of changes in major assumptions on insurance contract liabilities (assets)
vi -3) Variable insurance contracts

		2024
		Base amount and base amount after change			Impact on profit or loss and equity (before tax)
	Sensitivity (*2)	Fulfilment cash flows (*3)		Contractual service margin	Profit or loss (*4)	Other comprehensive income (loss)
Base amount		~~W~~	4,773,118	135,908	—	—
Mortality rate	Increased by 3.27%		4,788,129	128,304	(7,407)	1,386
Disability and illness (fixed compensation)	Increased by 3.40%		4,797,541	129,336	(17,851)	1,666
Disability and illness (actual loss compensation)	Increased by 2.62%
Long-term property and other	Increased by 4.19%		4,773,118	135,908	—	—
lapse rate (increase)	Increased by 9.16%		4,824,350	106,919	(22,243)	(9,536)
lapse rate (decrease)	Decreased by 9.16%		4,716,553	190,190	2,282	10,428
Operating expense (level)	Increased by 2.62%		4,786,747	127,067	(4,787)	981
Operating expense (inflation)	Increased by 0.26%

		2025
		Base amount and base amount after change			Impact on profit or loss and equity (before tax)
	Sensitivity (*2)	Fulfilment cash flows (*3)		Contractual service margin	Profit or loss (*4)	Other comprehensive income (loss)
Base amount		~~W~~	5,528,259	223,218	—	—
Mortality rate	Increased by 3.27%		5,542,000	218,227	(8,750)	2,058
Disability and illness (fixed compensation)	Increased by 3.40%		5,553,328	218,469	(20,320)	2,632
Disability and illness (actual loss compensation)	Increased by 2.62%
Long-term property and other	Increased by 4.19%		5,528,259	223,218	—	—
lapse rate (increase)	Increased by 9.16%		5,585,976	190,331	(24,830)	(9,064)
lapse rate (decrease)	Decreased by 9.16%		5,464,450	278,118	8,909	9,826
Operating expense (level)	Increased by 2.62%		5,541,523	216,204	(6,250)	1,203
Operating expense (inflation)	Increased by 0.26%

(*1)	This amount is presented before reflecting the effects of reinsurance.
(*2)	The risk adjustment is calculated at the 75% confidence level.
(*3)	The risk adjustment included in the fulfilment cash flows was calculated without shock.
(*4)
The profit or loss for the year consists of (i) an increase in the present value estimate of future cash flows that exceeds the carrying amount of the contractual service margin, resulting in a loss due to changes in assumptions, and (ii) changes in the present value estimate of future cash flows allocated to the loss component, which also result from changes in assumptions.

After Reflecting The Effect Of Reinsurance [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Summary of changes in major assumptions on insurance contract liabilities (assets)
vi -4) After reflecting the effects of reinsurance

		2024
		Base amount and base amount after change			Impact on profit or loss and equity (before tax)
	Sensitivity (*2)	Fulfilment cash flows (*3)		Contractual service margin	Profit or loss (*4)	Other comprehensive income (loss)
Base amount		~~W~~	39,819,864	6,869,326	—	—
Mortality rate	Increased by 3.27%		39,946,680	6,740,875	1,635	8,702
Disability and illness (fixed compensation)	Increased by 3.40%		40,478,965	6,256,714	(46,488)	34,285
Disability and illness (actual loss compensation)	Increased by 2.62%
Long-term property and other	Increased by 4.19%		39,819,864	6,869,326	—	—
lapse rate (increase)	Increased by 9.16%		40,533,222	6,181,469	(25,501)	(86,772)
lapse rate (decrease)	Decreased by 9.16%		39,031,830	7,651,376	5,984	133,903
Operating expense (level)	Increased by 2.62%		40,031,868	6,669,753	(12,430)	9,624
Operating expense (inflation)	Increased by 0.26%

		2025
		Base amount and base amount after change			Impact on profit or loss and equity (before tax)
	Sensitivity (*2)	Fulfilment cash flows (*3)		Contractual service margin	Profit or loss (*4)	Other comprehensive income (loss)
Base amount		~~W~~	38,727,725	7,062,840	—	—
Mortality rate	Increased by 3.27%		38,845,670	6,943,850	1,045	(2,160)
Disability and illness (fixed compensation)	Increased by 3.40%		39,445,049	6,463,985	(118,469)	41,920
Disability and illness (actual loss compensation)	Increased by 2.62%
Long-term property and other	Increased by 4.19%		38,727,725	7,062,840	—	—
lapse rate (increase)	Increased by 9.16%		39,477,221	6,345,060	(31,715)	(92,695)
lapse rate (decrease)	Decreased by 9.16%		37,900,620	7,876,309	13,636	97,419
Operating expense (level)	Increased by 2.62%		38,944,441	6,861,174	(15,050)	16,960
Operating expense (inflation)	Increased by 0.26%

(*1)	This amount represents the combined total of participating, non-participating, and variable insurance contracts.
(*2)	The risk adjustment is calculated at the 75% confidence level.
(*3)	The risk adjustment included in the fulfilment cash flows was calculated without shock.
(*4)
The profit or loss for the year consists of (i) an increase in the present value estimate of future cash flows that exceeds the carrying amount of the contractual service margin, resulting in a loss due to changes in assumptions, and (ii) changes in the present value estimate of future cash flows allocated to the loss component, which also result from changes in assumptions.

Insurance risk [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Summary of concentration of insurance risks
v-1)
The concentration of insurance risks by region (based on the fulfilment cash flows) as of December 31, 2024 and 2025 is as follows:

	2024
	Insurance contracts				Reinsurance contracts	Total
	Participating		Non-participating	Variable
Domestic	~~W~~	5,200,167	31,160,425	4,834,945	345,177	41,540,714
International		—	(1,341)	—	—	(1,341)

	~~W~~	5,200,167	31,159,084	4,834,945	345,177	41,539,373

	2025
	Insurance contracts				Reinsurance contracts	Total
	Participating		Non-participating	Variable
Domestic	~~W~~	4,959,061	29,808,665	5,591,163	53,048	40,411,937
International		—	(849)	—	—	(849)

	~~W~~	4,959,061	29,807,816	5,591,163	53,048	40,411,088

Summary of changes in major assumptions on insurance contract liabilities (assets)
viii-2)	Interest rate risk sensitivity

	2024			2025
	Profit or loss		Equity	Profit or loss	Equity
100 bp Increase
Insurance contracts (*1)
Participating	~~W~~	—	539,618	—	509,420
Non-participating		—	3,772,927	—	4,535,425
Variable		—	44,699	—	21,308

		—	4,357,244	—	5,066,153

Reinsurance contracts (*1)		—	50,365	—	255,489
Financial assets (*2)		(35,934)	(4,777,699)	(26,466)	(4,736,892)
100 bp Decrease
Insurance contracts (*1)
Participating		—	(658,212)	—	(620,972)
Non-participating		—	(5,332,780)	—	(5,802,811)
Variable		—	(82,742)	—	(60,875)

		—	(6,073,734)	—	(6,484,658)

Reinsurance contracts (*1)		—	(59,948)	—	(308,842)
Financial assets (*2)		35,934	5,837,965	26,563	5,800,791

(*1)	This is the impact on equity (before tax) due to changes in expected cash flows of insurance and reinsurance contracts, excluding variable annuities/savings.
(*2)
These sensitivities are calculated for assets related to insurance contracts, excluding variable annuities and savings products. The effect on profit or loss represents changes in the fair value of financial assets measured at FVTPL, while the effect on equity represents changes in the fair value of financial assets measured at FVOCI.

ix)	Equity price risk arising from insurance contracts
The impact of changes in equity prices on profit or loss and equity as of December 31, 2024 and 2025 is as follows:

	2024			2025
	Profit or loss		Equity	Profit or loss	Equity
10% Increase
Insurance contracts
Participating	~~W~~	—	—	—	—
Non-participating		—	—	—	—
Variable		(193,578)	—	(255,595)	—

	(193,578)		—	(255,595)	—

Reinsurance contracts		—	—	—	—
Financial assets		193,578	—	255,595	—
10% Decrease
Insurance contracts
Participating		—	—	—	—
Non-participating		—	—	—	—
Variable		193,578	—	255,595	—

	193,578		—	255,595	—

Reinsurance contracts		—	—	—	—
Financial assets		(193,578)	—	(255,595)	—

(*)
The analysis is performed for assets related to variable annuity and savings insurance contracts subject to the Variable Fee Approach. The effect on profit or loss represents changes in the fair value of financial assets measured at FVTPL.

Currency risk [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Summary of concentration of insurance risks
v-2) The amount of foreign currency insurance liabilities (based on the fulfilment cash flows) as of December 31, 2024 and 2025 are as follows:

	2024		2025
	Foreign currency amount	KRW converted amount	Foreign currency amount	KRW converted amount
Foreign currency insurance contract liabilities:
USD (thousand)	168,209	247,267	279,946	401,695
EUR (thousand)	119	182	110	185
VND (million)	(23,242)	(1,341)	(15,540)	(849)

		246,108		401,031